UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2006

Check here if Amendment [ ]; Amendment Number:  _________

This Amendment (Check only one.):     [ ]  is a restatement.
                                      [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:         Rivanna Capital, LLC
Address::     600 Peter Jefferson Parkway, Suite 370
              Charlottesville, VA  22911

13F File Number :           28 - 11576
                               -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Craig F. Colberg
Title:    Member
Phone:    434-220-0430

Signature, Place, and Date of Signing:

Craig F. Colberg
Charlottesville, VA
April 27, 2006

Report Type  (Check only one.):
[X]          13F HOLDINGS REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information table Entry Total:     22

Form 13F Information Table Value Total:     $192,832

List of Other Included Managers:     None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     [NONE]

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ARMOR HOLDINGS                 COM              042260109    10676  183147 SH       SOLE    N/A         0 SHARED    0
AFFILIATED MGR GP              COM              008252108    12586  118061 SH       SOLE    N/A         0 SHARED    0
ALPHA NATURAL RESOURCES        COM              G03910109     4879  210835 SH       SOLE    N/A         0 SHARED    0
AMERISTAR CASINOS              COM              03070Q101    13019  504825 SH       SOLE    N/A         0 SHARED    0
ALDERWOODS GP                  COM              014383103    10271  573825 SH       SOLE    N/A         0 SHARED    0
CENTURY ALUM CO                COM              156431108     5834  137429 SH       SOLE    N/A         0 SHARED    0
CASH AMERICA                   COM              14754D100    15337  510880 SH       SOLE    N/A         0 SHARED    0
CORRECTIONS CORP AMER          COM              22025Y407    16784  371327 SH       SOLE    N/A         0 SHARED    0
DRS TECHNOLOGIES INC COM       COM              23330X100     9085  165578 SH       SOLE    N/A         0 SHARED    0
ENCORE ACQ. CO                 COM              29255W100     5784  186594 SH       SOLE    N/A         0 SHARED    0
FIRST CASH FINL SVCS INC       COM              31942D107     7146  357501 SH       SOLE    N/A         0 SHARED    0
HYPERCOM CORP                  COM              44913M105      780   83876 SH       SOLE    N/A         0 SHARED    0
LAIDLAW INTERNATIONAL          COM              50730R102     6019  221283 SH       SOLE    N/A         0 SHARED    0
LO-JACK CORP COM               COM              539451104     6905  287959 SH       SOLE    N/A         0 SHARED    0
NASH FINCH CO                  COM              631158102    11950  399656 SH       SOLE    N/A         0 SHARED    0
NICE SYSTEMS, LTD              COM              653656108     4799   94172 SH       SOLE    N/A         0 SHARED    0
ORBOTECH LTD                   COM              M75253100     7028  285330 SH       SOLE    N/A         0 SHARED    0
PREMIERE GLOBAL SERVICE        COM              740585104     9600 1192598 SH       SOLE    N/A         0 SHARED    0
SERVICE CORP INT'L             COM              817565104    14340 1838430 SH       SOLE    N/A         0 SHARED    0
SOURCE INTERLINK COS INC       COM              836151209    11536 1011981 SH       SOLE    N/A         0 SHARED    0
UNITED INDL CORP COM           COM              91067110      7450  122273 SH       SOLE    N/A         0 SHARED    0
WIRELESS FACILITIES INC        COM              97653A103     1024  254759 SH       SOLE    N/A         0 SHARED    0